Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Investment Holdings [Line Items]
Mortgage-backed securities contractual maturities	residential mortgage loans with contractual maturities of 15 years or greater, and multi-family loans with maturities of five to ten years
Proceeds from sales of securities available for sale	$ 4,659,000	$ 8,827,000	$ 0
Realized gain on securities available for sale	295,000	647,000
Held-to-maturity Securities, sold security, at carrying value	5,600,000	0	0
Available for sale securities sold security realized loss	0
Held to maturity securities sold security realized gain	272,000
Held to maturity securities sold security realized loss	(1,000)
Sales of securities available for sale			$ 0
Mortgage-Backed Securities [Member]
Investment Holdings [Line Items]
Held to maturity securities maximum percentage of remaining principal balance	15.00%
Federal National Mortgage Association [Member]
Investment Holdings [Line Items]
Number of FNMA MBS not representing other than temporary impairment	32
Federal Home Loan Mortgage Corporation [Member]
Investment Holdings [Line Items]
Number of FNMA MBS not representing other than temporary impairment	12
Government National Mortgage Association [Member]
Investment Holdings [Line Items]
Number of FNMA MBS not representing other than temporary impairment	1
Government-Sponsored Enterprises [Member]
Investment Holdings [Line Items]
Number of FNMA MBS not representing other than temporary impairment	8